Note 4 - Liquidity and Business Plan (Details Textual) - USD ($)									12 Months Ended
	Jan. 31, 2024	Dec. 21, 2023	Nov. 02, 2023	Jun. 23, 2023	Jun. 21, 2023	Jan. 31, 2023	Jan. 30, 2023	Oct. 04, 2022	Dec. 31, 2023	Jul. 24, 2024
Proceeds from Issuance or Sale of Equity		$ 2,000,000
Registered Public Offering [Member]
Proceeds from Issuance or Sale of Equity	$ 9,000,000			$ 8,500,000	$ 8,500,000	$ 15,000,000	$ 13,800,000	$ 6,000,000
Inducement Warrant [Member]
Proceeds from Issuance or Sale of Equity		$ 2,000,000	$ 1,900,000
ATM Program [Member]
Proceeds from Issuance or Sale of Equity									$ 1,600,000
USWM Loan Agreement [Member]
Debt Instrument, Face Amount										$ 1,500,000